Trade receivables - Activities Within Expected Credit Loss Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets at beginning of period	$ 57,937
Financial assets at end of period	58,096	$ 57,937
Total trade receivables, net
Disclosure of financial assets [line items]
Financial assets at beginning of period	48,119
Financial assets at end of period	54,308	48,119
Impairment reserve
Disclosure of financial assets [line items]
Financial assets at beginning of period	(2,324)
Financial assets at end of period	(2,129)	(2,324)
Impairment reserve | Total trade receivables, net
Disclosure of financial assets [line items]
Financial assets at beginning of period	(4,796)	(4,846)
Bad debt expense for the year	316	(618)
Utilization and other adjustments	380	668
Financial assets at end of period	$ (4,100)	$ (4,796)